International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income	12 Months Ended
Dec. 31, 2013
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income

(23) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Income

(Parent Company Only)

Years ended December 31, 2013, 2012 and 2011

(Dollars in Thousands)

	2013	2012	2011
Income:
Dividends from subsidiaries	$30,000	$229,250	$54,800
Interest income on notes receivable	18	27	19
Interest income on other investments	12,301	6,759	7,517
Other interest income	—	18	69
Other	26	686	41

Total income	42,345	236,740	62,446
Expenses:
Interest expense (Debentures)	4,665	6,595	11,073
Other	1,889	3,867	6,543

Total expenses	6,554	10,462	17,616

Income before federal income taxes and equity in undistributed net income of subsidiaries	35,791	226,278	44,830
Income tax expense (benefit)	2,529	(738)	(3,513)

Income before equity in undistributed net income of subsidiaries	33,262	227,016	48,343
Equity in undistributed (distributed) net income of subsidiaries	93,089	(119,181)	78,806

Net income	126,351	107,835	127,149

Preferred stock dividends and discount accretion	—	14,362	13,280

Net income available to common shareholders	$126,351	$93,473	$113,869